Derivatives - Schedule of Derivative Volumes (Details)	12 Months Ended
	Dec. 31, 2024 $ / item l	Dec. 31, 2023 $ / item l
Q1-Q2 2024 [Member]
Schedule of Derivative Volumes [Line Items]
Volume (in Liters) | l		9,000
Weighted average floor price		70
Weighted average ceiling price		9,190
Weighted average sold call		91.9
Q3-Q4 2024 [Member]
Schedule of Derivative Volumes [Line Items]
Volume (in Liters) | l		9,000
Weighted average floor price		70
Weighted average ceiling price		85.5
Weighted average sold call		85.5
Q1-Q4 2024 [Member] | Commodity Swaps [Member]
Schedule of Derivative Volumes [Line Items]
Volume (in Liters) | l	5,000	3,000
Weighted average floor price	70.21	71.3
Q1-Q4 2025 [Member] | Commodity Swaps [Member]
Schedule of Derivative Volumes [Line Items]
Volume (in Liters) | l	5,000	3,000
Weighted average floor price	70.21	67.96